Non-controlling interest - Net change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 27, 2020
Ifrs Noncontrolling Interest [Line Items]
Balance, beginning of the year	$ 1,552
Share of loss for the period	680	$ 614
Balance, ending of the year	4,795	1,552
Saturninus Partners
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest			$ 930
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Balance, beginning of the year	1,552	(179)
Loss of control (Note 5)	(884)
Balance, ending of the year	4,795	1,552
Non-controlling interest | KushBar Inc.
Ifrs Noncontrolling Interest [Line Items]
Purchase of minority interest		187
Non-controlling interest | Saturninus Partners
Ifrs Noncontrolling Interest [Line Items]
Share of loss for the period	346	614
Purchase of minority interest		$ 930
Distribution	(500)
Non-controlling interest | Meta Growth
Ifrs Noncontrolling Interest [Line Items]
Share of loss for the period	235
Purchase of minority interest	1,821
Non-controlling interest | FABCBD
Ifrs Noncontrolling Interest [Line Items]
Share of loss for the period	78
Purchase of minority interest	1,262
Non-controlling interest | Blessed
Ifrs Noncontrolling Interest [Line Items]
Share of loss for the period	21
Purchase of minority interest	$ 864